Corporate debt, Details of corporate debt (Details) $ in Thousands, € in Millions	3 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jan. 31, 2019 USD ($)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)	Nov. 17, 2014 USD ($)
Corporate debt [Abstract]
Amount drawn	$ 15,000	$ 0
2019 Notes [Member]
Corporate debt [Abstract]
Senior notes issued							$ 255,000
Fixed interest rate							7.00%
Maturity date	November 15, 2019
Eurodollar Rate Loans [Member] | LIBOR [Member] | Top of range [member]
Corporate debt [Abstract]
Adjustment to interest rate				2.25%
Eurodollar Rate Loans [Member] | LIBOR [Member] | Bottom of range [member]
Corporate debt [Abstract]
Adjustment to interest rate				1.60%
Base Rate Loans [Member] | Top of range [member]
Corporate debt [Abstract]
Adjustment to interest rate				1.00%
Base Rate Loans [Member] | Bottom of range [member]
Corporate debt [Abstract]
Adjustment to interest rate				0.60%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate				0.50%
Base Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate				1.00%
2017 Credit Facility [Member]
Corporate debt [Abstract]
Maturity date	July 20, 2019
2017 Credit Facility [Member] | Top of range [member]
Corporate debt [Abstract]
Credit facility amount					$ 11,200	€ 10
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate					2.25%	2.25%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate					2.25%	2.25%
New Revolving Credit Facility [Member]
Corporate debt [Abstract]
Maturity date	December 31, 2021
Credit facility amount	$ 70,000		$ 300,000	$ 215,000
Amount drawn	$ 123,000